Operating Segments (Details) $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($) segement	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of reportable operating segments | segement		4
Financial Information of Operating Segment [Abstract]
Net interest income		$ 44,950	$ 35,779	$ 39,956
Noninterest Income		28,835	42,713	34,308
Total revenue		73,785	78,492	74,264
Provision for credit losses		1,534	(4,155)	14,129
Noninterest expense		57,282	53,831	57,630
Income before income tax expense		14,969	28,816	2,505
Income tax expense (benefit)		2,087	5,578	(1,157)
Net income before noncontrolling interests		12,882	23,238	3,662
Less: Net income (loss) from noncontrolling interests		(300)	1,690	285
Wells Fargo net income		13,182	21,548	3,377
Loans (average)		929,820	864,288
Assets (average)		1,894,309	1,941,905
Deposits (average)		1,424,269	1,437,812
Loans (period-end)		955,871	895,394
Assets	[1]	1,881,016	1,948,068
Deposits (period-end)		1,383,985	1,482,479
Corporate [Member]
Financial Information of Operating Segment [Abstract]
Net interest income		(1,607)	(1,541)	441
Noninterest Income		609	10,036	4,916
Total revenue		(998)	8,495	5,357
Provision for credit losses		2	57	(472)
Noninterest expense		5,774	4,387	5,716
Income before income tax expense		(6,774)	4,051	113
Income tax expense (benefit)		(1,885)	596	(670)
Net income before noncontrolling interests		(4,889)	3,455	783
Less: Net income (loss) from noncontrolling interests		(312)	1,685	281
Wells Fargo net income		(4,577)	1,770	502
Loans (average)		9,143	9,766
Assets (average)		638,017	743,089
Deposits (average)		28,457	40,066
Loans (period-end)		9,163	9,997
Assets		601,214	721,335
Deposits (period-end)		54,371	32,220
Reconciling Items [Member]
Financial Information of Operating Segment [Abstract]
Net interest income		(436)	(427)	(494)
Noninterest Income		(1,575)	(1,187)	(931)
Total revenue		(2,011)	(1,614)	(1,425)
Provision for credit losses		0	0	0
Noninterest expense		0	0	0
Income before income tax expense		(2,011)	(1,614)	(1,425)
Income tax expense (benefit)		(2,011)	(1,614)	(1,425)
Net income before noncontrolling interests		0	0	0
Less: Net income (loss) from noncontrolling interests		0	0	0
Wells Fargo net income		0	0	0
Loans (average)		0	0
Assets (average)		0	0
Deposits (average)		0	0
Loans (period-end)		0	0
Assets		0	0
Deposits (period-end)		0	0
Consumer Banking and Lending [Member] | Operating Segments [Member]
Financial Information of Operating Segment [Abstract]
Net interest income		27,044	22,807	23,378
Noninterest Income		8,766	12,070	10,638
Total revenue		35,810	34,877	34,016
Provision for credit losses		2,276	(1,178)	5,662
Noninterest expense		26,277	24,648	26,976
Income before income tax expense		7,257	11,407	1,378
Income tax expense (benefit)		1,816	2,852	302
Net income before noncontrolling interests		5,441	8,555	1,076
Less: Net income (loss) from noncontrolling interests		0	0	0
Wells Fargo net income		5,441	8,555	1,076
Loans (average)		332,433	333,885
Assets (average)		379,213	388,208
Deposits (average)		883,130	834,739
Loans (period-end)		340,529	326,574
Assets		387,710	378,620
Deposits (period-end)		859,695	883,674
Consumer Banking and Lending [Member] | Operating Segments [Member] | Maximum [Member] | Customer concentration risk [Member] | Revenue benchmark [Member]
Segment Reporting Information [Line Items]
Revenue		10
Commercial Banking [Member] | Operating Segments [Member]
Financial Information of Operating Segment [Abstract]
Net interest income		7,289	4,960	6,134
Noninterest Income		3,631	3,589	3,041
Total revenue		10,920	8,549	9,175
Provision for credit losses		(534)	(1,500)	3,744
Noninterest expense		6,058	5,862	6,323
Income before income tax expense		5,396	4,187	(892)
Income tax expense (benefit)		1,366	1,045	(208)
Net income before noncontrolling interests		4,030	3,142	(684)
Less: Net income (loss) from noncontrolling interests		12	8	5
Wells Fargo net income		4,018	3,134	(689)
Loans (average)		206,032	181,237
Assets (average)		227,935	198,761
Deposits (average)		186,079	197,269
Loans (period-end)		223,529	190,348
Assets		250,198	210,810
Deposits (period-end)		173,942	205,428
Corporate and Investment Banking [Member] | Operating Segments [Member]
Financial Information of Operating Segment [Abstract]
Net interest income		8,733	7,410	7,509
Noninterest Income		6,509	6,429	6,419
Total revenue		15,242	13,839	13,928
Provision for credit losses		(185)	(1,439)	4,946
Noninterest expense		7,560	7,200	7,703
Income before income tax expense		7,867	8,078	1,279
Income tax expense (benefit)		1,989	2,019	330
Net income before noncontrolling interests		5,878	6,059	949
Less: Net income (loss) from noncontrolling interests		0	(3)	(1)
Wells Fargo net income		5,878	6,062	950
Loans (average)		296,984	257,036
Assets (average)		557,396	523,344
Deposits (average)		161,720	189,176
Loans (period-end)		298,377	284,374
Assets		550,177	546,549
Deposits (period-end)		157,217	168,609
Wealth and Investment Management [Member] | Operating Segments [Member]
Financial Information of Operating Segment [Abstract]
Net interest income		3,927	2,570	2,988
Noninterest Income		10,895	11,776	10,225
Total revenue		14,822	14,346	13,213
Provision for credit losses		(25)	(95)	249
Noninterest expense		11,613	11,734	10,912
Income before income tax expense		3,234	2,707	2,052
Income tax expense (benefit)		812	680	514
Net income before noncontrolling interests		2,422	2,027	1,538
Less: Net income (loss) from noncontrolling interests		0	0	0
Wells Fargo net income		2,422	2,027	$ 1,538
Loans (average)		85,228	82,364
Assets (average)		91,748	88,503
Deposits (average)		164,883	176,562
Loans (period-end)		84,273	84,101
Assets		91,717	90,754
Deposits (period-end)		$ 138,760	$ 192,548

[1]	Our consolidated assets at December 31, 2022 and 2021, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $71 million and $71 million; Loans, $4.8 billion and $4.5 billion; All other assets, $191 million and $234 million; and Total assets, $5.1 billion and $4.8 billion, respectively.